S000001579 [Member] Annual Fund Operating Expenses - Global Real Estate Securities Fund	Oct. 31, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	February 28, 2027
Class M
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%	[1]
Distribution and Service (12b-1) Fees	0.00%	[1]
Other Expenses (as a percentage of Assets):	0.37%	[1]
Expenses (as a percentage of Assets)	1.17%	[1]
Fee Waiver or Reimbursement	(0.18%)	[1]
Net Expenses (as a percentage of Assets)	0.99%	[1]
Class S
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%	[1]
Distribution and Service (12b-1) Fees	0.00%	[1]
Other Expenses (as a percentage of Assets):	0.37%	[1]
Expenses (as a percentage of Assets)	1.17%	[1]
Fee Waiver or Reimbursement	(0.08%)	[1]
Net Expenses (as a percentage of Assets)	1.09%	[1]
Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%	[1]
Distribution and Service (12b-1) Fees	0.75%	[1]
Other Expenses (as a percentage of Assets):	0.62%	[1]
Expenses (as a percentage of Assets)	2.17%	[1]
Fee Waiver or Reimbursement	(0.08%)	[1]
Net Expenses (as a percentage of Assets)	2.09%	[1]
Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%	[1]
Distribution and Service (12b-1) Fees	0.25%	[1]
Other Expenses (as a percentage of Assets):	0.37%	[1]
Expenses (as a percentage of Assets)	1.42%	[1]
Fee Waiver or Reimbursement	(0.08%)	[1]
Net Expenses (as a percentage of Assets)	1.34%	[1]
Class Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%	[1]
Distribution and Service (12b-1) Fees	0.00%	[1]
Other Expenses (as a percentage of Assets):	0.17%	[1]
Expenses (as a percentage of Assets)	0.97%	[1]
Fee Waiver or Reimbursement	(0.08%)	[1]
Net Expenses (as a percentage of Assets)	0.89%	[1]
Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%	[1]
Distribution and Service (12b-1) Fees	0.00%	[1]
Other Expenses (as a percentage of Assets):	0.22%	[1]
Expenses (as a percentage of Assets)	1.02%	[1]
Fee Waiver or Reimbursement	(0.10%)	[1]
Net Expenses (as a percentage of Assets)	0.92%	[1]

[1]	Until February 28, 2027, Russell Investment Management, LLC has entered into a contractual fee waiver agreement that results in an effective advisory fee not to exceed 0.72%. This waiver may not be terminated during the relevant period except with Board approval. Until February 28, 2027, Russell Investments Fund Services, LLC has contractually agreed to waive 0.10% of its transfer agency fees for Class M Shares and 0.02% of its transfer agency fees for Class R6 Shares. These waivers may not be terminated during the relevant period except with Board approval.